As filed with the Securities and Exchange Commission on January 17, 2024

File Nos. 333-189934

811-22867

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 22	☒
And
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 24	☒

COHEN & STEERS

MLP & ENERGY OPPORTUNITY FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 16, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 21 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on November 20, 2023, and, pursuant to Rule 485(a)(1), would become effective on January 19, 2024.

This Post-Effective Amendment No. 22 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 16, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 22 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and State of New York, on the 17th day of January, 2024.

Cohen & Steers MLP & Energy Opportunity Fund, Inc.

By:	/s/ JAMES GIALLANZA
JAMES GIALLANZA
President and CEO

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA)	President and Chief Executive Officer (Principal Executive Officer)	January 17, 2024

By:	/s/ ALBERT LASKAJ (ALBERT LASKAJ)	Treasurer and Chief Financial Officer (Principal Financial Officer)	January 17, 2024

	* (JOSEPH M. HARVEY)	Chair and Director	January 17, 2024

	* (ADAM M. DERECHIN)	Director	January 17, 2024

	* (MICHAEL G. CLARK)	Director	January 17, 2024

	* (DEAN A. JUNKANS)	Director	January 17, 2024

	* (GEORGE GROSSMAN)	Director	January 17, 2024

	* (GERALD J. MAGINNIS)	Director	January 17, 2024

	* (JANE F. MAGPIONG)	Director	January 17, 2024

	* (DAPHNE L. RICHARDS)	Director	January 17, 2024

	* (RAMONA ROGERS-WINDSOR)	Director	January 17, 2024

*By:	/s/ DANA A. DEVIVO		January 17, 2024
Dana A. DeVivo ATTORNEY-IN-FACT